CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income	$ 1,639	$ 5,743	$ 5,590
Adjustments to reconcile net income to cash provided by operating activities
Pension settlement charge	5,894
Depreciation	2,407	3,888	4,227
Amortization of intangibles	2,395	2,529	2,468
Stock-based compensation	987	982	937
Deferred taxes	(2,726)	(2,001)	(3,203)
Net (gain)/loss on asset sales and other	(122)	(307)	(70)
Change in operating assets and liabilities, net of acquisitions/divestitures
Receivables (including financing receivables)	(539)	1,372	5,297
Retirement related	331	1,038	936
Inventory	71	138	(209)
Other assets/other liabilities	(115)	(671)	2,087
Accounts payable	213	85	138
Net cash provided by operating activities	10,435	12,796	18,197
Cash flows from investing activities
Payments for property, plant and equipment	(1,346)	(2,062)	(2,618)
Proceeds from disposition of property, plant and equipment	111	387	188
Investment in software	(626)	(706)	(612)
Purchases of marketable securities and other investments	(5,930)	(3,561)	(6,246)
Proceeds from disposition of marketable securities and other investments	4,665	3,147	5,618
Non-operating finance receivables - net	0	0	475
Acquisition of businesses, net of cash acquired	(2,348)	(3,293)	(336)
Divestiture of businesses, net of cash transferred	1,272	114	503
Net cash provided by/(used in) investing activities	(4,202)	(5,975)	(3,028)
Cash flows from financing activities
Proceeds from new debt	7,804	522	10,504
Payments to settle debt	(6,800)	(8,597)	(13,365)
Short-term borrowings/(repayments) less than 90 days - net	217	(40)	(853)
Common stock repurchases for tax withholdings	(407)	(319)	(302)
Financing - other	176	70	92
Distribution from Kyndryl		879
Cash dividends paid	(5,948)	(5,869)	(5,797)
Net cash provided by/(used in) financing activities	(4,958)	(13,354)	(9,721)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(244)	(185)	(87)
Net change in cash, cash equivalents and restricted cash	1,032	(6,718)	5,361
Cash, cash equivalents and restricted cash at January 1	6,957	13,675	8,314
Cash, cash equivalents and restricted cash at December 31	7,988	6,957	13,675
Supplemental data
Income taxes paid-net of refunds received	1,865	2,103	2,253
Interest paid on debt	$ 1,401	$ 1,512	$ 1,830